Insurance business - Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – contracts measured under the modified retrospective approach (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance at 1 Jan	$ 2,923,319
Related income tax	543	$ 26	$ 746
– disposal of subsidiary	687	0	0
Balance at 31 Dec	3,117,161	2,923,319
Financial assets measured at fair value through other comprehensive income, category | Contracts under the modified retros- pective approach
Disclosure of financial assets [line items]
Balance at 1 Jan	(736)	(670)
Net change in fair value	(13)	(153)
Net amount reclassified to profit or loss	0	3
Related income tax	4	39
– disposal of subsidiary	592	0
Foreign exchange and other	153	45
Balance at 31 Dec	$ 0	$ (736)	$ (670)